Summary of Significant Accounting Policies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents	¥ 189,243	¥ 105,253
Lease term percentage	75.00%
Minimum lease payments percentage	90.00%
Advertising costs	¥ 3,056	1,299	¥ 2,986
Recognized income tax percentage	50.00%
Cash denominated	¥ 189,243	¥ 105,253
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Employee rates percentage	31.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Employee rates percentage	37.00%